Finance Lease Receivables - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 519,254,006	$ 75,522,363	¥ 105,113,739
Additions	1,143,414,087	166,302,682	605,163,716
Charge-offs	(1,077,332,892)	(156,691,571)	(191,023,449)
Balance at the end of the year	585,335,201	85,133,474	519,254,006
Evaluated for impairment on a portfolio basis	585,335,201		¥ 519,254,006	$ 85,133,474
Financial Lease Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Additions	32,010,270	4,655,701
Charge-offs	(3,244,857)	(471,945)
Balance at the end of the year	28,765,413	$ 4,183,756
Evaluated for impairment on a portfolio basis	¥ 28,765,413			$ 4,183,756